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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    03/31/98      AMENDMENT 03


Institutional Investment Manager:

STEVENSON CAPITAL MANAGEMENT
2420 SAND HILL ROAD, SUITE 101
MENLO PARK                                        CA            94024


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                                                            OMB APPROVAL
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                                                      OMB Number:      3235-0006
                                                      Expires: February 28, 1997
                                                      Estimated average burden
                                                      hours per response   24.60
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                                                            SEC USE ONLY
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended      March 31  , 19  98.
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Name, Title and Telephone Number of Person Submitting Report:

    WALTER F. STEVENSON            PRESIDENT                    (650) 854-6210


Signature, Place and Date of Signing:

/s/ WALTER F. STEVENSON            MENLO PARK                   CA    06/10/98






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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

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